Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Summary of capital and other commitments

	As of December 31,
	2024	2025
	US$	US$
Property, plant and equipment	2,614	60,337

Summary of group's services purchase commitments

As of December 31, 2025, the Group’s services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years	3-5 years
	US$	US$	US$	US$
Purchase obligations(i)	64,332	12,332	44,250	7,750
(i)

Purchase obligations represent US$6,705 and US$64,332 of remaining non-cancellable contractual commitments as of December 31, 2024 and 2025, respectively, related to one of the Group’s third-party cloud infrastructure agreements, under which the Group committed to spend an aggregate of at least US$72,500 between July 1, 2025 and June 30, 2030 with minimum purchase commitment. The Group had made payments totalling US$8,168 under this agreement as of December 31, 2025.